MORTGAGE SERVICING RIGHTS (Details 3) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Estimated future amortization expense on mortgage servicing rights
Total	$ 918,247	$ 811,783
Mortgage servicing rights
Estimated future amortization expense on mortgage servicing rights
Year Ending December 31, 2014	166,062
Year Ending December 31, 2015	134,648
Year Ending December 31, 2016	94,599
Year Ending December 31, 2017	89,359
Year Ending December 31, 2018	67,325
Thereafter	366,254
Total	$ 918,247	$ 811,783	$ 651,409